UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-257991-09

Central Index Key Number of the issuing entity: 0002002215

MSWF Commercial Mortgage Trust 2023-2

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-257991

Central Index Key Number of the depositor: 0000850779

Wells Fargo Commercial Mortgage Securities, Inc.

(Exact name of depositor as specified in its charter)

Wells Fargo Bank, National Association
(Central Index Key Number 0000740906)

Morgan Stanley Mortgage Capital Holdings LLC
(Central Index Key Number 0001541557)

Argentic Real Estate Finance 2 LLC

(Central Index Key Number 0001968416)

Bank of America, National Association

(Central Index Key Number 0001102113)

Starwood Mortgage Capital LLC
(Central Index Key Number 0001548405)

(Exact names of sponsors as specified in their respective charters)

A.J. Sfarra, (212) 214-5613
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.
(Depositor)

Date: December 4, 2023	/s/ Anthony J. Sfarra
By: Anthony J. Sfarra, President

MSWF 2023-2 – ABS-EE

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document